Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the statutory rate to LakeShore Group’s effective tax rate:

	Years Ended March 31,
	2023	2024	2025
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(36.00)%	(13.32)%	(41.76)%
Effect of PRC preferential tax rate	8.72%	(3.39)%	3.99%
Effect of research and development expenses deduction and others	25.50%	9.97%	22.25%
Non-deductible expenses	-%	0.06%	18.20%
Temporary differences*	0.79%	(4.77)%	(4.27)%
Change in valuation allowance	(23.23)%	(18.31)%	(24.34)%
Effective tax rate	0.78%	(4.76)%	(0.93)%

*	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and other assets, government grants and allowance for expected credit losses.

Schedule of Net Deferred Tax Assets

Net deferred tax assets as of March 31, 2025 and 2024, consist of the following key components:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Deferred tax assets:
Write-down of inventories to net realizable value	10,223,137	4,660,626	$649,275
Impairment of property, plant and equipment	13,542,899	15,953,770	2,222,532
Losses available for offsetting against future taxable profits	81,220,037	102,196,857	14,237,115
Others	2,951,867	8,042,946	1,120,468
Less: valuation allowance	(81,220,037)	(102,196,857)	(14,237,115)
Total deferred tax assets	26,717,903	28,657,342	3,992,275
Deferred tax liabilities:			-
Fair value adjustments arising from historical acquisition of subsidiaries	(3,083,714)	(710,842)	(99,028)
Total deferred tax liabilities	(3,083,714)	(710,842)	(99,028)
Net deferred tax assets	23,634,189	27,946,500	$3,893,247